CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH
Summary of reconciliation of cash and cash equivalents, and restricted cash

	As of December 31,
	2019	2020
Cash and cash equivalents	68,728	53,454
Restricted cash	710	1,127
Cash and cash equivalents, and restricted cash	69,438	54,581